Pension and Other Retiree Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Pension and post-retirement benefit obligations	$ 119.8	$ 119.8	$ 106.1
Accumulated benefit obligation	536.2	536.2	443.6
Employer contributions		19.2
Settlement	0.7
Reduction of net periodic benefit plan due to decrease in plan participation		3.3
Expected contributions to defined benefit plans for 2012	14.3	14.3
Costs related to defined contribution plans		8.0	6.6	6.1
Increase in defined contribution plan costs due to Merger with Mead C&OP		1.4
U.S.
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		8.7	6.2
U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		65.00%
U.S. | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		20.00%
U.S. | Alternate assets
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		15.00%
Supplemental Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Settlement		$ 3.3
Minimum
Defined Benefit Plan Disclosure [Line Items]
Payment of retirement benefits, commencement age for participants	60	60
Maximum
Defined Benefit Plan Disclosure [Line Items]
Payment of retirement benefits, commencement age for participants	65	65